Employee Benefit Plan, Comprehensive Text Block	12 Months Ended
Dec. 31, 2025
EBP 06-0383750-100 [Member]
EBP, Plan Termination [Line Items]
EBP, Plan Termination [Text Block]
Note 6. Plan Termination
Although the Company has not expressed any intent to do so, the Company has the right under the Plan to suspend, reduce, or partially or completely discontinue its contributions at any time and to terminate the Plan, the Trust agreement and the Trust hereunder, subject to the provisions of ERISA. In the event of termination or partial termination of the Plan or complete discontinuance of contributions, affected Members automatically become fully vested in their accounts.